Expense Example - Class R R4 and Class I3 - Transamerica Small Cap Growth	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	117	387	677	1,502	152	471	813	1,779	102	318	552	1,225